Lease accounting - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease accounting
Operating lease, weighted average remaining lease term	23 months	24 months
Operating lease, weighted average discount rate, percent	4.40%	4.10%
Right-of-use assets, net	$ 460	$ 54
Impairment losses on right-of-use assets	53	2,624	$ 2,365
Continuing Operations
Lease accounting
Impairment losses on right-of-use assets	$ 53	$ 1,073	$ 1,014
Minimum
Lease accounting
Lessee, operating lease, term of contract	12 months	12 months
Maximum
Lease accounting
Lessee, operating lease, term of contract	36 months	36 months